COMMITMENTS (Details Narrative) - USD ($)							1 Months Ended	3 Months Ended		12 Months Ended
	May 08, 2023	Jan. 23, 2023	Dec. 30, 2022	Dec. 05, 2022	Nov. 22, 2022	Jul. 27, 2022	Jan. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Nov. 01, 2023	Mar. 22, 2023	Oct. 13, 2022	Sep. 02, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Partners capital account description of partnership interest								The Company has formally committed to purchasing these partnership interests at a PV20 valuation by an independent firm. The PV20 valuation would be the present value of the remaining net cash flows from the WR Fund’s pro rata share of each oil well it has invested in during the term, discounted by 20%. The managing partner of the WR Fund, which is a wholly-owned subsidiary of the Company, shall receive a ten percent (10%) carried interest, payable starting after all investor partners have received a return of capital. In addition to the offer to purchase, each partner will have the option to remain a partner or exchange the partnership unit for a new partnership in a new fund the Company is offering		The Company has formally committed to purchasing these
Repayments of Related Party Debt										$ 635,000
[custom:OperatingTransactionalExpenses]		$ 60,000
[custom:NonRefundableDeposit-0]		30,000
Officers compensation								$ 500,000		$ 500,000
Restricted stock units granted								6,150,000		17,425,000
Restricted stock units vested								1,962,500
Combined Legal matters								$ 299,032		$ 299,032
Debt instrument Initial amount													$ 25,000	$ 200,000
Debt instrument Initial amount								$ 52,062	$ 36,122
Non Employee Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted, description								annual grant of $100,000 in RSUs which will vest on the final business day of each quarter equal to one-fourth of the total stipend, or $25,000 per quarter, with the number of shares to be determined based on the volume weighted average price of the Company’s common stock as of each quarterly vesting (the “RSU Grant”).		annual grant of $100,000 in restricted stock which will vest on the final business day of each quarter equal to one-fourth of the total stipend, or $25,000 per quarter, with the number of shares to be determined based on the volume weighted average price of the Company’s common stock as of each quarterly vesting (the “Restricted Stock Grant”)
Fee description								annual cash fee of $50,000 which will vest on the final business day of each quarter equal to one-fourth of the total fee, or $12,500 per quarter (the “Cash Fees”).		annual cash fee of $50,000 which will vest on the final business day of each quarter equal to one-fourth of the total fee, or $12,500 per quarter (the “Cash Fees”)
Restricted stock granted, value								$ 200,000		$ 200,000
Cash fee								100,000		100,000
Colin Cosgrove [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Officers compensation	$ 85,000
Commissions percentage	10.00%
Vesting rights percentage	10.00%
Zackery Holley [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Officers compensation	$ 65,000
Commissions percentage	10.00%
Colin Cosgrove And Zackery Holley [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units granted	2,500,000
Restricted stock units vested	850,000
Colin Cosgrove And Zackery Holley [Member] | Vesting Period One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units expect to vest	200,000
Colin Cosgrove And Zackery Holley [Member] | Vesting Period Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units expect to vest	850,000
Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Pay of extension											$ 20,000
Subsequent Event [Member] | Colin Cosgrove [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Officers compensation	$ 85,000
Commissions percentage	10.00%
Vesting rights percentage	10.00%
Subsequent Event [Member] | Zackery Holley [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Officers compensation	$ 65,000
Commissions percentage	10.00%
Subsequent Event [Member] | Colin Cosgrove And Zackery Holley [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units granted	2,500,000
Restricted stock units vested	850,000
Subsequent Event [Member] | Colin Cosgrove And Zackery Holley [Member] | Vesting Period One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units expect to vest	200,000
Subsequent Event [Member] | Colin Cosgrove And Zackery Holley [Member] | Vesting Period Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units expect to vest	850,000
Membership Interest Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Repayments of Related Party Debt		70,000
Prepaid Expense		30,000
Transaction expenses		20,000
Payment of non refundable deposit		10,000
[custom:NonrefundablePayment]		$ 20,000
Five Year Executive Employment Agreements [Member] | Randy May [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Officers compensation								400,000		$ 400,000
Annual base salary								$ 420,000
Restricted common stock shares granted								5,000,000		5,000,000
Five Year Executive Employment Agreements [Member] | Randy May [Member] | ORRI [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ownership percentage								5.00%		5.00%
Five Year Executive Employment Agreements [Member] | Randy May [Member] | Participation Right [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ownership percentage								15.00%		15.00%
Five Year Executive Employment Agreements [Member] | Randy May [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted common stock shares granted								5,000,000		5,000,000
Five Year Executive Employment Agreements [Member] | JayPuchir [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Officers compensation								$ 350,000		$ 350,000
Annual base salary								$ 367,500
Restricted common stock shares granted								5,000,000		5,000,000
Five Year Executive Employment Agreements [Member] | JayPuchir [Member] | Overriding Royalty Interestember [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ownership percentage								5.00%		5.00%
Five Year Executive Employment Agreements [Member] | JayPuchir [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted common stock shares granted								5,000,000		5,000,000
Five Year Executive Employment Agreements [Member] | MrMay [Member] | Participation Right [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ownership percentage								10.00%		10.00%
Five Year Executive Employment Agreements [Member] | Alisa Horgan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Officers compensation								$ 180,000		$ 180,000
Annual base salary								$ 189,000
Restricted common stock shares granted								2,000,000		2,000,000
Restricted common stock vesting period								10 years		10 years
Five Year Executive Employment Agreements [Member] | Alisa Horgan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted common stock shares granted								2,000,000		2,000,000
Five Year Executive Employment Agreements [Member] | Richard Horgan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Officers compensation								$ 200,000		$ 200,000
Annual base salary								$ 210,000
Restricted common stock shares granted								2,000,000		2,000,000
Restricted common stock vesting period								10 years		10 years
Five Year Executive Employment Agreements [Member] | Richard Horgan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted common stock shares granted								2,000,000		2,000,000
Participation Agreement [Member] | Related Party [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Working interest percentage			9.50%				1.04125%					20.00%
Revenue interest percentage			6.18%				0.78094%					15.00%
Debt instrument Initial amount			$ 267,520				$ 300,000					$ 960,385
Payment of funds			$ 188,663
Debt instrument Initial amount							$ 50,000
Participation Agreement [Member] | Ault Energy, LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Working interest percentage				37.50%		40.00%
Revenue interest percentage				27.00%		28.80%
Gain on sale of working interests on oil and gas properties						$ 971,609
Debt instrument Initial amount				$ 1,567,632
Payment of funds				$ 595,972.45
Mississippi Agreement [Member] | White River Eand PILP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Working interest percentage					50.00%
Revenue interest percentage					32.50%
Debt instrument Initial amount					$ 1,408,000
Payment of funds					$ 992,963
Louisiana Agreement [Member] | White River Eand PILP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Working interest percentage					37.50%
Revenue interest percentage					27.00%
Debt instrument Initial amount					$ 1,567,632
Payment of funds					$ 595,972